Segment Reporting - Schedule of Revenues by Geographic Areas (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
China [Member]
Segment Reporting Information [Line Items]
Sales Amount	$ 21,758,925	$ 31,901,682
USA [Member]
Segment Reporting Information [Line Items]
Sales Amount	5,903,553	2,582,339
India [Member]
Segment Reporting Information [Line Items]
Sales Amount	727,821	740,287
Singapore [Member]
Segment Reporting Information [Line Items]
Sales Amount	324,146
Australia [Member]
Segment Reporting Information [Line Items]
Sales Amount	308,046
Other foreign countries [Member]
Segment Reporting Information [Line Items]
Sales Amount	$ 356,236	341,096
Cayman [Member]
Segment Reporting Information [Line Items]
Sales Amount		830,944
United Mexican States [Member]
Segment Reporting Information [Line Items]
Sales Amount		$ 686,438
Customer Concentration Risk [Member] | China [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Percentage of Sales	74.06%	86.03%
Customer Concentration Risk [Member] | USA [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Percentage of Sales	20.09%	6.96%
Customer Concentration Risk [Member] | India [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Percentage of Sales	2.48%	2.00%
Customer Concentration Risk [Member] | Singapore [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Percentage of Sales	1.10%
Customer Concentration Risk [Member] | Australia [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Percentage of Sales	1.05%
Customer Concentration Risk [Member] | Other foreign countries [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Percentage of Sales	1.21%	0.92%
Customer Concentration Risk [Member] | Cayman [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Percentage of Sales		2.24%
Customer Concentration Risk [Member] | United Mexican States [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Percentage of Sales		1.85%